Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases is summarized as follows:

		December 31,
		2021	2020
Assets	Classification
Operating lease assets, net	Operating lease right-of-use assets(1)	$86,027	$132,356
Finance lease assets, net	Property and equipment, net(2)	30,560	—
Total lease assets		$116,587	$132,356
Liabilities
Current
Operating lease liabilities	Current portion of operating lease liability	$32,177	$35,455
Finance lease liabilities	Current portion of long-term debt	1,977	—
Non-current
Operating lease liabilities	Operating lease liabilities	93,955	104,324
Finance lease liabilities	Long-term debt	28,858	—
Total lease liabilities		$156,967	$139,779
(1) Operating lease assets are recorded net of accumulated amortization of $26,354 and $23,189 as of December 31, 2021 and 2020, respectively.
(2) Finance lease assets are recorded net of accumulated amortization of $978 and $0 as of December 31, 2021 and 2020, respectively.

Lease, Cost
The following illustrates the lease costs for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Finance lease cost
Amortization of right-of-use assets	$1,291	$—
Interest on lease liabilities	98	—
Operating lease cost	28,817	24,438
Short-term lease cost	805	701
Variable lease cost	1,344	1,317
Total lease cost	$32,355	$26,456

	Year Ended December 31,
	2021	2020
Other information
Cash Paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$63,777	$31,841
Operating cash flows for finance leases	98	—
Financing cash flows for finance leases	158	—
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$13,387	$8,542
Finance leases	29,878	—
Weighted-average remaining lease term
Operating leases	4	6
Finance leases	2	—
Weighted-average discount rate
Operating leases	4.4%	5.2%
Finance leases	3.8%	—

Operating Lease Maturity
The future aggregate minimum lease payments as of December 31, 2021 under all non-cancelable leases for the years noted are as follows:

	Operating Leases	Finance Leases
Year ending December 31,
2022	$35,801	$3,114
2023	27,730	29,411
2024	23,876	—
2025	16,913	—
2026	11,969	—
2027 & Thereafter	28,308	—
Total lease commitments	144,597	32,525
Less imputed interest	(18,465)	(1,690)
Total	$126,132	$30,835

Finance Lease Maturity
The future aggregate minimum lease payments as of December 31, 2021 under all non-cancelable leases for the years noted are as follows:

	Operating Leases	Finance Leases
Year ending December 31,
2022	$35,801	$3,114
2023	27,730	29,411
2024	23,876	—
2025	16,913	—
2026	11,969	—
2027 & Thereafter	28,308	—
Total lease commitments	144,597	32,525
Less imputed interest	(18,465)	(1,690)
Total	$126,132	$30,835